UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SHORT-TERM BOND FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48444-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
October 31, 2014 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (38.7%)

              CONSUMER DISCRETIONARY (2.9%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
$       989   PVH Corp. (a)                                     3.25%           2/13/2020    $       991
                                                                                             -----------
              AUTOMOBILE MANUFACTURERS (0.9%)
     10,000   Ford Motor Credit Co., LLC                        3.88            1/15/2015         10,063
      5,000   Ford Motor Credit Co., LLC                       12.00            5/15/2015          5,295
      5,000   Ford Motor Credit Co., LLC                        1.70            5/09/2016          5,039
     10,000   Ford Motor Credit Co., LLC                        1.68            9/08/2017          9,960
      5,000   Ford Motor Credit Co., LLC                        2.38            1/16/2018          5,052
                                                                                             -----------
                                                                                                  35,409
                                                                                             -----------
              CABLE & SATELLITE (0.6%)
      1,975   CSC Holdings, LLC (a)                             1.90            4/17/2018          1,957
     15,000   NBCUniversal Enterprise (b)                       0.92 (c)        4/15/2018         15,154
      5,000   NBCUniversal Media, LLC                           3.65            4/30/2015          5,079
                                                                                             -----------
                                                                                                  22,190
                                                                                             -----------
              CASINOS & GAMING (0.2%)
      9,987   Las Vegas Sands Corp. (a),(d)                     3.25           12/19/2020          9,969
                                                                                             -----------
              CATALOG RETAIL (0.1%)
      3,000   QVC, Inc.                                         3.13            4/01/2019          3,019
                                                                                             -----------
              HOME FURNISHINGS (0.1%)
      3,414   Tempur Sealy International, Inc. (a)              3.50            3/18/2020          3,377
                                                                                             -----------
              HOUSEHOLD APPLIANCES (0.2%)
      7,000   Whirlpool Corp.                                   1.35            3/01/2017          6,984
                                                                                             -----------
              MOVIES & ENTERTAINMENT (0.1%)
      4,837   Regal Cinemas Corp. (a)                           2.68            8/23/2017          4,757
                                                                                             -----------
              RESTAURANTS (0.4%)
     14,550   ARAMARK Services, Inc. (a)                        3.25            9/07/2019         14,384
                                                                                             -----------
              SPECIALTY STORES (0.3%)
     10,000   Staples, Inc. (e)                                 2.75            1/12/2018         10,157
                                                                                             -----------
              Total Consumer Discretionary                                                       111,237
                                                                                             -----------

              CONSUMER STAPLES (0.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
      5,000   Cargill, Inc. (b)                                 1.90            3/01/2017          5,074
      3,000   Ingredion, Inc.                                   3.20           11/01/2015          3,067
                                                                                             -----------
                                                                                                   8,141
                                                                                             -----------
              HYPERMARKETS & SUPER CENTERS (0.3%)
     10,000   Costco Wholesale Corp. (e)                        0.65           12/07/2015         10,026
                                                                                             -----------
              PACKAGED FOODS & MEAT (0.2%)
      5,000   Kraft Foods Group, Inc.                           2.25            6/05/2017          5,106
                                                                                             -----------

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1  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              SOFT DRINKS (0.0%)
$     1,000   Coca-Cola Co.                                    1.80%            9/01/2016    $     1,021
                                                                                             -----------
              TOBACCO (0.1%)
      5,000   Lorillard Tobacco Co.                            2.30             8/21/2017          5,060
                                                                                             -----------
              Total Consumer Staples                                                              29,354
                                                                                             -----------
              ENERGY (4.3%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
      1,785   Phillips Petroleum Co.                           7.67             7/02/2015          1,834
                                                                                             -----------
              OIL & GAS DRILLING (0.4%)
      5,000   Nabors Industries, Inc.                          2.35             9/15/2016          5,078
      5,000   Noble Holding International Ltd. (e)             3.45             8/01/2015          5,086
      5,000   Transocean, Inc. (e)                             5.05            12/15/2016          5,250
                                                                                             -----------
                                                                                                  15,414
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      4,000   EQT Corp.                                        6.50             4/01/2018          4,582
                                                                                             -----------
              OIL & GAS REFINING & MARKETING (0.3%)
      5,000   Phillips 66                                      2.95             5/01/2017          5,195
      5,578   Tesoro Corp. (a)                                 2.40             5/30/2016          5,578
                                                                                             -----------
                                                                                                  10,773
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (3.4%)
      7,150   Copano Energy, LLC                               7.13             4/01/2021          7,861
      5,000   El Paso Pipeline Partners Operating Co., LLC
                  (e)                                          4.10            11/15/2015          5,156
      5,000   Enbridge Energy Partners, LP                     5.35            12/15/2014          5,027
      2,000   Enbridge Energy Partners, LP                     9.88             3/01/2019          2,590
     11,400   Enbridge Energy Partners, LP                     8.05            10/01/2077         12,896
      2,300   Energy Transfer Partners, LP                     5.95             2/01/2015          2,328
      1,000   Energy Transfer Partners, LP                     9.70             3/15/2019          1,282
     12,000   Energy Transfer Partners, LP                     3.25 (c)        11/01/2066         11,295
      7,000   Enterprise Products Operating LLC                2.55            10/15/2019          7,009
      2,000   Enterprise Products Operating, LLC               3.70             6/01/2015          2,033
      5,000   Enterprise Products Operating, LLC               1.25             8/13/2015          5,019
      1,147   Kern River Funding Corp. (b)                     6.68             7/31/2016          1,226
      4,043   Kern River Funding Corp. (b)                     4.89             4/30/2018          4,383
      5,000   Kinder Morgan Energy Partners, LP                3.50             3/01/2016          5,153
      4,000   NGPL PipeCo, LLC (b)                             7.12            12/15/2017          4,030
     16,968   NuStar Logistics, LP (e)                         8.15             4/15/2018         19,259
      4,000   Plains All American Pipeline, LP                 3.95             9/15/2015          4,106
      5,000   Rockies Express Pipeline, LLC (b)                3.90             4/15/2015          5,006
     12,000   Sabine Pass LNG, LP                              7.50            11/30/2016         12,930
      5,000   Spectra Energy Partners, LP                      2.95             6/15/2016          5,159
      4,845   Williams Partners, LP                            3.80             2/15/2015          4,885
                                                                                             -----------
                                                                                                 128,633
                                                                                             -----------
              Total Energy                                                                       161,236
                                                                                             -----------
              FINANCIALS (18.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     10,000   FS Investment Corp.                              4.00             7/15/2019         10,049
      5,000   State Street Corp.                               1.35             5/15/2018          4,935
                                                                                             -----------
                                                                                                  14,984
                                                                                             -----------
              CONSUMER FINANCE (1.0%)
     12,000   Ally Financial, Inc.                             4.63             6/26/2015         12,276
     15,000   Capital One Financial Corp.                      1.00            11/06/2015         15,042
      5,000   Capital One, N.A.                                1.50             9/05/2017          4,988

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$     5,000   John Deere Capital Corp.                         0.88%            4/17/2015    $     5,013
                                                                                             -----------
                                                                                                  37,319
                                                                                             -----------
              DIVERSIFIED BANKS (2.3%)
     15,000   Bank of America Corp.                            1.50            10/09/2015         15,112
      5,000   Citigroup, Inc.                                  4.45             1/10/2017          5,325
     10,000   Citigroup, Inc.                                  1.55             8/14/2017          9,979
      2,576   First Tennessee Bank                             5.05             1/15/2015          2,598
      4,000   HSBC USA, Inc.                                   2.38             2/13/2015          4,023
      5,000   JPMorgan Chase & Co.                             3.40             6/24/2015          5,091
     10,000   JPMorgan Chase & Co.                             0.89 (c)        10/15/2015         10,055
      5,000   JPMorgan Chase & Co.                             1.35             2/15/2017          5,010
     10,000   Santander Holdings USA, Inc.                     3.00             9/24/2015         10,171
     14,000   U.S. Bancorp                                     3.44             2/01/2016         14,423
      5,000   Wells Fargo & Co.                                3.63             4/15/2015          5,073
                                                                                             -----------
                                                                                                  86,860
                                                                                             -----------
              LIFE & HEALTH INSURANCE (1.6%)
      3,000   MetLife Global Funding I (b)                     2.00             1/09/2015          3,009
      5,000   MetLife Global Funding I (b)                     3.65             6/14/2018          5,325
      5,000   MetLife Institutional Funding II (b)             1.63             4/02/2015          5,026
      5,000   New York Life Global Funding (b)                 1.30             1/12/2015          5,010
      5,000   New York Life Global Funding (b)                 3.00             5/04/2015          5,066
     10,000   New York Life Global Funding (b)                 1.30            10/30/2017          9,965
      5,000   Principal Life Income Funding Trust              5.55             4/27/2015          5,124
     18,000   Prudential Covered Trust (b)                     3.00             9/30/2015         18,341
      5,000   TIAA Asset Management Finance, LLC (b)           2.95            11/01/2019          5,015
                                                                                             -----------
                                                                                                  61,881
                                                                                             -----------
              MULTI-LINE INSURANCE (1.0%)
     10,000   American International Group, Inc.               5.85             1/16/2018         11,278
      2,545   Glen Meadow Pass-Through Trust (b)               6.51             2/12/2067          2,516
     14,327   Kemper Corp.                                     6.00            11/30/2015         15,038
      9,000   MassMutual Global Funding, LLC (b)               2.10             8/02/2018          9,086
                                                                                             -----------
                                                                                                  37,918
                                                                                             -----------
              MULTI-SECTOR HOLDINGS (0.8%)
      8,000   Berkshire Hathaway Finance Corp.                 4.85             1/15/2015          8,070
     21,856   Leucadia National Corp.                          8.13             9/15/2015         23,195
                                                                                             -----------
                                                                                                  31,265
                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
      7,000   Bank of America, N.A.                            6.10             6/15/2017          7,770
      7,000   Countrywide Financial Corp.                      6.25             5/15/2016          7,523
      6,000   General Electric Capital Corp.                   0.83 (c)        12/11/2015          6,037
      3,000   General Electric Capital Corp.                   0.43 (c)         1/08/2016          3,004
      5,757   Receipts on Corporate Securities Trust           6.50             8/01/2017          6,185
                                                                                             -----------
                                                                                                  30,519
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (1.9%)
     12,000   Allstate Corp. (e)                               6.13             5/15/2067         12,825
     17,016   Chubb Corp. (e)                                  6.38             3/29/2067         18,633
     12,420   Oil Insurance Ltd. (b)                           3.22 (c)                 -(f)      11,624
     13,080   Progressive Corp.                                6.70             6/15/2067         14,421
     13,100   Sirius International Group (b)                   6.38             3/20/2017         14,526
                                                                                             -----------
                                                                                                  72,029
                                                                                             -----------
              REGIONAL BANKS (3.3%)
      8,000   Allfirst Preferred Capital Trust                 1.73 (c)         7/15/2029          7,280
      2,000   BB&T Corp.                                       3.95             4/29/2016          2,095
      8,000   BB&T Corp.                                       1.09 (c)         6/15/2018          8,124
     10,000   Compass Bank                                     1.85             9/29/2017         10,047
      5,000   Compass Bank                                     2.75             9/29/2019          5,042
      5,000   Cullen/Frost Bankers, Inc.                       0.76 (c)         2/15/2017          4,965
      3,000   Fifth Third Bancorp                              0.65 (c)        12/20/2016          2,989

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3  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$     5,000   First Niagara Financial Group, Inc.              6.75%            3/19/2020    $     5,753
     15,000   First Republic Bank                              2.38             6/17/2019         15,084
      5,247   First Tennessee Bank, N.A.                       5.65             4/01/2016          5,517
     10,000   Huntington National Bank                         1.35             8/02/2016         10,064
      5,000   Huntington National Bank                         1.38             4/24/2017          4,988
      5,000   Manufacturers & Traders Trust Co.                1.25             1/30/2017          5,008
      5,000   MUFG Union Bank, N.A.                            2.13             6/16/2017          5,086
      5,000   MUFG Union Bank, N.A.                            2.63             9/26/2018          5,097
      3,160   Regions Financial Corp.                          7.75            11/10/2014          3,163
      5,480   Regions Financial Corp.                          5.75             6/15/2015          5,637
     15,000   SunTrust Bank                                    0.52 (c)         8/24/2015         14,999
      4,900   Zions Bancorp                                    5.50            11/16/2015          5,074
                                                                                             -----------
                                                                                                 126,012
                                                                                             -----------
              REITs - DIVERSIFIED (0.5%)
      8,333   ARC Properties Operating Partnership LP (a)      1.53             6/30/2018          8,250
      1,667   ARC Properties Operating Partnership LP (d),(n)  0.25 (o)         6/30/2018          1,650
      3,000   Liberty Property, LP                             5.13             3/02/2015          3,043
      4,555   Washington REIT                                  5.35             5/01/2015          4,648
                                                                                             -----------
                                                                                                  17,591
                                                                                             -----------
              REITs - HEALTH CARE (0.8%)
      5,000   HCP, INC                                         6.00             3/01/2015          5,089
      5,000   Health Care REIT, Inc.                           3.63             3/15/2016          5,180
      2,505   Health Care REIT, Inc.                           4.13             4/01/2019          2,687
      3,843   Healthcare Realty Trust                          6.50             1/17/2017          4,252
      2,950   Nationwide Health Properties, Inc.               6.90            10/01/2037          3,738
      5,000   Ventas Realty, LP                                3.13            11/30/2015          5,127
      3,000   Ventas Realty, LP                                4.00             4/30/2019          3,207
                                                                                             -----------
                                                                                                  29,280
                                                                                             -----------
              REITs - HOTEL & RESORT (0.1%)
      3,500   Hospitality Properties Trust                     5.63             3/15/2017          3,796
                                                                                             -----------
              REITs - OFFICE (1.0%)
      2,000   BioMed Realty, LP                                3.85             4/15/2016          2,080
      9,000   Boston Properties, LP                            3.70            11/15/2018          9,553
      4,000   Equity Commonwealth                              6.25             8/15/2016          4,217
      2,000   Equity Commonwealth                              6.25             6/15/2017          2,172
      3,000   Mack-Cali Realty, LP                             5.13             1/15/2015          3,023
      7,000   Mack-Cali Realty, LP                             2.50            12/15/2017          7,123
      7,680   Reckson Operating Partnership, LP                6.00             3/31/2016          8,152
                                                                                             -----------
                                                                                                  36,320
                                                                                             -----------
              REITs - RESIDENTIAL (0.7%)
     11,664   AvalonBay Communities, Inc.                      5.70             3/15/2017         12,854
      2,780   ERP Operating, LP                                5.38             8/01/2016          2,992
      7,095   Essex Portfolio, LP                              5.50             3/15/2017          7,768
      3,000   UDR, Inc.                                        5.25             1/15/2015          3,027
      2,000   UDR, Inc.                                        5.25             1/15/2016          2,100
                                                                                             -----------
                                                                                                  28,741
                                                                                             -----------
              REITs - RETAIL (1.2%)
      3,082   Equity One, Inc.                                 5.38            10/15/2015          3,210
      4,500   Federal Realty Investment Trust                  5.65             6/01/2016          4,837
      4,000   Kimco Realty Corp.                               5.58            11/23/2015          4,192
      5,749   National Retail Properties, Inc.                 6.15            12/15/2015          6,080
     11,355   Realty Income Corp.                              2.00             1/31/2018         11,415
      6,055   Regency Centers, LP                              5.25             8/01/2015          6,248
      7,000   Simon Property Group, LP                         6.13             5/30/2018          8,033
                                                                                             -----------
                                                                                                  44,015
                                                                                             -----------
              REITs - SPECIALIZED (0.4%)
     15,000   American Tower Corp.                             3.40            2/15/2019          15,358
                                                                                             -----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
      6,600   Chittenden Corp.                                 0.92 (c)        2/14/2017           6,557
                                                                                             -----------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              Total Financials                                                               $   680,445
                                                                                             -----------
              HEALTH CARE (2.0%)
              ------------------
              HEALTH CARE DISTRIBUTORS (0.2%)
$     7,000   McKesson Corp.                                   0.63% (c)        9/10/2015          7,010
                                                                                             -----------
              HEALTH CARE EQUIPMENT (0.5%)
     10,000   CareFusion Corp.                                 1.45             5/15/2017          9,987
     10,000   Mallinckrodt International Finance S.A.          3.50             4/15/2018          9,900
                                                                                             -----------
                                                                                                  19,887
                                                                                             -----------
              HEALTH CARE SERVICES (0.7%)
     10,000   Express Scripts Holding Co.                      2.10             2/12/2015         10,041
      5,000   Express Scripts Holding Co.                      2.65             2/15/2017          5,147
     11,447   Express Scripts, Inc. (a)                        1.90             8/29/2016         11,415
                                                                                             -----------
                                                                                                  26,603
                                                                                             -----------
              PHARMACEUTICALS (0.6%)
     10,000   AbbVie, Inc.                                     0.99 (c)        11/06/2015         10,059
      1,000   Mylan, Inc. (b)                                  6.00            11/15/2018          1,030
      5,970   Valeant Pharmaceuticals International, Inc. (a)  3.50             2/13/2019          5,932
        853   Valeant Pharmaceuticals International, Inc. (a)  3.50            12/11/2019            848
      6,000   Zoetis, Inc.                                     1.88             2/01/2018          5,968
                                                                                             -----------
                                                                                                  23,837
                                                                                             -----------
              Total Health Care                                                                   77,337
                                                                                             -----------
              INDUSTRIALS (4.2%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
      1,586   Alliant Techsystems, Inc. (a)                    3.50            11/01/2020          1,583
      5,000   L-3 Communications Corp.                         3.95            11/15/2016          5,264
        983   TransDigm, Inc. (a)                              3.50             2/14/2017            982
      3,950   TransDigm, Inc. (a)                              3.75             2/28/2020          3,894
      5,000   United Technologies Corp.                        1.80             6/01/2017          5,091
                                                                                             -----------
                                                                                                  16,814
                                                                                             -----------
              AIR FREIGHT & LOGISTICS (0.2%)
      1,873   FedEx Corp. Pass-Through Trust (b)               2.63             1/15/2018          1,900
      3,589   FedEx Corp. Pass-Through Trust                   6.85             7/15/2020          3,984
                                                                                             -----------
                                                                                                   5,884
                                                                                             -----------
              AIRLINES (1.1%)
      7,000   American Airlines 2014-1 Class B Pass-
                  Through Trust                                4.38             4/01/2024          7,079
     13,000   Aviation Capital Group Corp. (b)                 3.88             9/27/2016         13,360
     10,011   Continental Airlines, Inc. Pass-Through Trust    5.50             4/29/2022         10,587
      1,619   United Air Lines, Inc. Pass-Through Trust        9.75             7/15/2018          1,797
      4,950   US Airways, Inc. (a)                             3.00            11/23/2016          4,899
      4,950   US Airways, Inc. (a)                             3.50             5/23/2019          4,848
                                                                                             -----------
                                                                                                  42,570
                                                                                             -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
      3,000   CNH Capital, LLC                                 3.63             4/15/2018          3,015
      2,000   CNH Industrial Capital, LLC                      3.88            11/01/2015          2,035
      9,975   Terex Corp. (a)                                  3.50             8/13/2021          9,942
                                                                                             -----------
                                                                                                  14,992
                                                                                             -----------
              TRADING COMPANIES & DISTRIBUTORS (0.8%)
     10,000   International Lease Finance Corp.                2.18 (c)         6/15/2016         10,000
     13,000   International Lease Finance Corp. (b)            7.13             9/01/2018         14,755
      5,000   United Rentals North America, Inc.               5.75             7/15/2018          5,262
                                                                                             -----------
                                                                                                  30,017
                                                                                             -----------

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5  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              TRUCKING (1.3%)
$     5,000   ERAC USA Finance, LLC (b)                        1.40%            4/15/2016    $     5,036
      5,000   ERAC USA Finance, LLC (b)                        2.75             3/15/2017          5,161
      3,000   ERAC USA Finance, LLC (b)                        6.38            10/15/2017          3,401
      5,000   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (b)                                    3.13             5/11/2015          5,058
     10,000   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (b)                                    2.50             3/15/2016         10,197
      4,970   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (b)                                    3.38             3/15/2018          5,192
     14,000   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (b)                                    2.88             7/17/2018         14,272
                                                                                             -----------
                                                                                                  48,317
                                                                                             -----------
              Total Industrials                                                                  158,594
                                                                                             -----------

              INFORMATION TECHNOLOGY (1.2%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
      5,000   Fiserv, Inc. (e)                                 3.13             6/15/2016          5,167
     10,000   Total System Services, Inc.                      2.38             6/01/2018          9,970
      3,000   Xerox Corp.                                      2.95             3/15/2017          3,106
                                                                                             -----------
                                                                                                  18,243
                                                                                             -----------
              ELECTRONIC COMPONENTS (0.2%)
      2,000   Amphenol Corp.                                   4.75            11/15/2014          2,002
      5,000   Amphenol Corp.                                   2.55             1/30/2019          5,061
                                                                                             -----------
                                                                                                   7,063
                                                                                             -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      3,000   FLIR Systems, Inc.                               3.75             9/01/2016          3,134
                                                                                             -----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      5,000   Tech Data Corp.                                  3.75             9/21/2017          5,195
                                                                                             -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
     11,387   Dell, Inc.                                       2.30             9/10/2015         11,472
                                                                                             -----------
              Total Information Technology                                                        45,107
                                                                                             -----------

              MATERIALS (0.8%)
              ----------------
              ALUMINUM (0.2%)
      5,046   Alcoa, Inc.                                      6.75             7/15/2018          5,727
                                                                                             -----------
              CONSTRUCTION MATERIALS (0.4%)
      3,597   CRH America, Inc.                                4.13             1/15/2016          3,730
     10,000   Martin Marietta Materials, Inc. (b)              1.33 (c)         6/30/2017         10,048
                                                                                             -----------
                                                                                                  13,778
                                                                                             -----------
              DIVERSIFIED METALS & MINING (0.2%)
      9,500   Freeport-McMoRan Copper & Gold Inc. (a)          1.66             5/31/2018          9,464
                                                                                             -----------
              Total Materials                                                                     28,969
                                                                                             -----------

              TELECOMMUNICATION SERVICES (1.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
      5,000   Centel Capital Corp.                             9.00            10/15/2019          6,038
      4,400   Frontier Communications Corp.                    6.63             3/15/2015          4,466
     18,000   Verizon Communications, Inc.                     2.50             9/15/2016         18,540
     10,000   Verizon Communications, Inc.                     1.35             6/09/2017          9,988
                                                                                             -----------
                                                                                                  39,032
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
$    11,250   CC Holdings GS V, LLC / Crown Castle GS III
                  Corp                                         2.38%           12/15/2017    $    11,406
      6,982   Crown Castle Operating Co. (a)                   3.00             1/31/2019          6,956
      4,770   Grain Spectrum Funding, LLC (NBGA)(b)            4.00            10/10/2018          4,825
                                                                                             -----------
                                                                                                  23,187
                                                                                             -----------
              Total Telecommunication Services                                                    62,219
                                                                                             -----------
              UTILITIES (2.9%)
              ----------------
              ELECTRIC UTILITIES (1.6%)
      3,000   Appalachian Power Co.                            3.40             5/24/2015          3,048
      8,000   Duke Energy Corp.                                2.10             6/15/2018          8,102
      6,700   Entergy Corp.                                    4.70             1/15/2017          7,131
     10,000   Entergy Texas, Inc.                              3.60             6/01/2015         10,186
      7,000   FirstEnergy Corp.                                2.75             3/15/2018          7,078
      2,000   IPALCO Enterprises, Inc.                         5.00             5/01/2018          2,130
      7,000   Otter Tail Corp.                                 9.00            12/15/2016          8,024
      3,300   PNM Resources, Inc.                              9.25             5/15/2015          3,445
      9,000   PPL Energy Supply, LLC                           6.20             5/15/2016          9,426
      2,200   PPL Energy Supply, LLC                           5.70            10/15/2035          2,258
      1,142   Tri-State General & Transport Association
                  Pass-Through Trust (b)                       6.04             1/31/2018          1,194
                                                                                             -----------
                                                                                                  62,022
                                                                                             -----------
              GAS UTILITIES (0.5%)
        717   Alliance Pipeline, LP (b)                        7.00            12/31/2019            809
      5,000   Florida Gas Transmission (b)                     4.00             7/15/2015          5,113
     13,000   Gulfstream Natural Gas System, LLC (b)           5.56            11/01/2015         13,593
                                                                                             -----------
                                                                                                  19,515
                                                                                             -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
      3,860   Calpine Corp. (a)                                4.00             4/01/2018          3,851
      9,855   NRG Energy, Inc. (a)                             2.75             7/02/2018          9,706
                                                                                             -----------
                                                                                                  13,557
                                                                                             -----------
              MULTI-UTILITIES (0.4%)
      1,000   Dominion Resources, Inc.                         8.88             1/15/2019          1,260
     11,100   Integrys Energy Group, Inc.                      6.11            12/01/2066         11,300
      1,000   Puget Sound Energy, Inc.                         6.75             1/15/2016          1,073
                                                                                             -----------
                                                                                                  13,633
                                                                                             -----------
              Total Utilities                                                                    108,727
                                                                                             -----------
              Total Corporate Obligations (cost: $1,442,624)                                   1,463,225
                                                                                             -----------

              EURODOLLAR AND YANKEE OBLIGATIONS (18.3%)

              CONSUMER DISCRETIONARY (1.6%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (1.6%)
      5,000   American Honda Finance Corp. (b)                 3.50             3/16/2015          5,058
     10,000   Daimler Finance N.A., LLC (b),(e)                1.65             4/10/2015         10,052
      5,000   Daimler Finance N.A., LLC (b)                    1.30             7/31/2015          5,028
      5,000   Daimler Finance N.A., LLC (b)                    1.88             1/11/2018          5,021
     10,000   Hyundai Capital America (b)                      1.88             8/09/2016         10,133
      2,000   Hyundai Capital America (b)                      1.45             2/06/2017          2,003
      7,800   Hyundai Capital Services, Inc. (b)               1.03 (c)         3/18/2017          7,815
     13,235   Nissan Motor Acceptance Corp. (b)                0.78 (c)         3/03/2017         13,270
                                                                                             -----------
                                                                                                  58,380
                                                                                             -----------
              Total Consumer Discretionary                                                        58,380
                                                                                             -----------

================================================================================

7  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (0.5%)
              -----------------------
              BREWERS (0.3%)
$     5,000   SABMiller Holdings, Inc. (b)                     2.45%            1/15/2017    $     5,113
      5,000   SABMiller Holdings, Inc. (b)                     2.20             8/01/2018          4,998
                                                                                             -----------
                                                                                                  10,111
                                                                                             -----------
              DISTILLERS & VINTNERS (0.1%)
      5,000   Pernod Ricard S.A. (b)                           2.95             1/15/2017          5,154
                                                                                             -----------
              TOBACCO (0.1%)
      5,000   B.A.T. International Finance plc (b)             2.13             6/07/2017          5,088
                                                                                             -----------
              Total Consumer Staples                                                              20,353
                                                                                             -----------
              ENERGY (2.2%)
              -------------
              INTEGRATED OIL & GAS (1.4%)
      8,000   BP Capital Markets plc                           1.63             8/17/2017          8,034
     12,820   Origin Energy Finance Ltd. (b)                   3.50            10/09/2018         13,230
     10,000   Petrobras Global Finance B.V.                    2.00             5/20/2016          9,992
      5,000   Petrobras International Finance Co.              2.88             2/06/2015          5,020
     15,000   Shell International Finance B.V.                 1.13             8/21/2017         15,007
                                                                                             -----------
                                                                                                  51,283
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      7,000   Canadian Natural Resources Ltd.                  0.61 (c)         3/30/2016          7,007
      4,000   Woodside Finance Ltd. (b)                        4.50            11/10/2014          4,002
                                                                                             -----------
                                                                                                  11,009
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      3,250   Enbridge, Inc.                                   4.90             3/01/2015          3,296
      7,500   Enbridge, Inc.                                   0.68 (c)         6/02/2017          7,507
      8,000   TransCanada Pipelines Ltd.                       0.88             3/02/2015          8,012
                                                                                             -----------
                                                                                                  18,815
                                                                                             -----------
              Total Energy                                                                        81,107
                                                                                             -----------
              FINANCIALS (7.9%)
              -----------------
              DIVERSIFIED BANKS (5.1%)
      5,000   Abbey National Treasury Services plc             2.35             9/10/2019          4,976
      9,000   ANZ New Zealand International Ltd. (b)           1.85            10/15/2015          9,110
      5,000   ANZ New Zealand International Ltd. (b)           2.60             9/23/2019          5,075
      4,000   Banco Santander Chile (b)                        1.13 (c)         4/11/2017          3,983
      5,000   Bank of Montreal (b)                             2.85             6/09/2015          5,075
      5,000   Bank of Montreal (b)                             2.63             1/25/2017          5,123
      7,500   Barclays Bank plc (b),(g)                        2.25             5/10/2017          7,717
      5,000   BPCE SA                                          1.63             2/10/2017          5,046
      4,000   Canadian Imperial Bank (b)                       2.60             7/02/2015          4,059
      2,000   Canadian Imperial Bank                           2.35            12/11/2015          2,040
      2,000   Commonwealth Bank of Australia (b)               2.25             3/16/2017          2,053
      4,000   Compass Bank                                     6.40            10/01/2017          4,409
      5,000   DNB Bank ASA (b)                                 3.20             4/03/2017          5,229
      5,000   Lloyds Bank plc                                  4.20             3/28/2017          5,335
      6,000   National Australia Bank of New York              0.90             1/20/2016          6,022
      7,000   National Australia Bank of New York              2.75             3/09/2017          7,254
     16,000   Rabobank Nederland                               0.71 (c)         3/18/2016         16,078
      5,000   Rabobank Nederland                               3.38             1/19/2017          5,253
      2,000   Royal Bank of Canada                             2.63            12/15/2015          2,046
     20,000   Royal Bank of Canada (e)                         0.85             3/08/2016         20,042
      5,000   Royal Bank of Scotland Group plc                 9.50             3/16/2022          5,725
     14,350   Santander Bank, N.A.                             8.75             5/30/2018         17,376
     18,000   Standard Chartered Bank (b)                      6.40             9/26/2017         20,270
      2,000   Standard Chartered plc (b)                       3.85             4/27/2015          2,031
      5,000   Svenska Handelsbanken AB                         2.88             4/04/2017          5,205

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE      MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$   10,000    Swedbank AB (b)                                   1.75%       3/12/2018        $    10,001
     8,000    Toronto-Dominion Bank                             1.40        4/30/2018              7,907
                                                                                             -----------
                                                                                                 194,440
                                                                                             -----------
              DIVERSIFIED CAPITAL MARKETS (0.4%)
     5,000    Deutsche Bank AG London                           3.25        1/11/2016              5,147
    10,000    UBS AG London (b),(e)                             1.88        1/23/2015             10,032
                                                                                             -----------
                                                                                                  15,179
                                                                                             -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.5%)
    16,756    Brookfield Asset Management, Inc.                 5.80        4/25/2017             18,370
                                                                                             -----------
              MULTI-LINE INSURANCE (0.6%)
    20,000    ZFS Finance USA Trust II (b)                      6.45       12/15/2065             21,400
                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     7,000    ING Bank N.V. (b)                                 3.75        3/07/2017              7,378
     3,878    ING Bank N.V.                                     4.13       11/21/2023              3,978
     2,000    ING Capital Funding Trust III                     3.83 (c)            -(f)           2,005
                                                                                             -----------
                                                                                                  13,361
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.8%)
    12,000    QBE Insurance Group Ltd. (b)                      2.40        5/01/2018             12,014
    17,000    Suncorp-Metway Ltd. (b)                           1.70        3/28/2017             17,082
                                                                                             -----------
                                                                                                  29,096
                                                                                             -----------
              REITs - RETAIL (0.2%)
     7,000    WEA Finance, LLC (b)                              1.75        9/15/2017              7,020
                                                                                             -----------
              Total Financials                                                                   298,866
                                                                                             -----------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
     5,000    Novartis Capital Corp.                            2.90        4/24/2015              5,061
                                                                                             -----------
              INDUSTRIALS (2.7%)
              ------------------
              AIRLINES (0.8%)
    14,603    British Airways Pass-Through plc (b)              5.63       12/20/2021             15,443
    14,902    Virgin Australia Trust (b)                        5.00        4/23/2025             15,349
                                                                                             -----------
                                                                                                  30,792
                                                                                             -----------
              AIRPORT SERVICES (0.2%)
     9,345    Heathrow Funding Ltd. (b)                         2.50        6/25/2017              9,458
                                                                                             -----------
              DIVERSIFIED SUPPORT SERVICES (0.4%)
    16,688    Brambles USA, Inc. (b)                            3.95        4/01/2015             16,899
                                                                                             -----------
              INDUSTRIAL CONGLOMERATES (0.5%)
     5,000    Hutchison Whampoa International Ltd. (b)          6.00                -(f)           5,192
     5,000    Hutchison Whampoa International Ltd. (b)          3.50        1/13/2017              5,231
     6,600    Hutchison Whampoa International Ltd. (b)          2.00       11/08/2017              6,661
                                                                                             -----------
                                                                                                  17,084
                                                                                             -----------
              MARINE (0.3%)
    10,000    A.P. Moeller-Maersk A/S (b)                       2.55        9/22/2019             10,094
                                                                                             -----------
              RAILROADS (0.3%)
    10,000    Asciano Finance (b)                               5.00        4/07/2018             10,812
                                                                                             -----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     8,000    AerCap Ireland Capital Ltd. (b)                   2.75        5/15/2017              7,910
                                                                                             -----------
              Total Industrials                                                                  103,049
                                                                                             -----------

================================================================================

9  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE      MATURITY                (000)
--------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.5%)
$   20,000    Tyco Electronics Group S.A.                       0.43% (c)   1/29/2016        $    19,998
                                                                                             -----------
              MATERIALS (2.5%)
              ----------------
              CONSTRUCTION MATERIALS (0.1%)
     5,000    Holcim US Finance Sarl & Cie SCS (b)              6.00       12/30/2019              5,780
                                                                                             -----------

              DIVERSIFIED CHEMICALS (0.2%)
     6,000    Incitec Pivot Finance Ltd. (b)                    4.00       12/07/2015              6,180
                                                                                             -----------

              DIVERSIFIED METALS & MINING (1.6%)
    10,000    Anglo American Capital plc (b)                    1.18 (c)    4/15/2016             10,044
     5,000    Anglo American Capital plc (b)                    2.63        9/27/2017              5,066
     3,000    Glencore Canada Corp.                             5.38        6/01/2015              3,078
     2,000    Glencore Finance Canada Ltd. (b)                  2.85       11/10/2014              2,001
    10,000    Glencore Finance Canada Ltd. (b)                  2.70       10/25/2017             10,190
    10,000    Glencore Funding, LLC (b)                         1.70        5/27/2016             10,069
    17,000    Rio Tinto Finance USA plc                         1.07 (c)    6/17/2016             17,142
     1,746    Teck Resources Ltd.                               3.15        1/15/2017              1,796
                                                                                             -----------
                                                                                                  59,386
                                                                                             -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     9,840    Yara International ASA (b)                        5.25       12/15/2014              9,891
                                                                                             -----------
              GOLD (0.3%)
    10,000    Barrick Gold Corp.                                2.50        5/01/2018             10,039
                                                                                             -----------
              STEEL (0.1%)
     4,000    ArcelorMittal                                     5.00        2/25/2017              4,190
                                                                                             -----------
              Total Materials                                                                     95,466
                                                                                             -----------
              UTILITIES (0.3%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    10,000    TransAlta Corp.                                   1.90        6/03/2017              9,995
                                                                                             -----------
              Total Eurodollar and Yankee Obligations (cost: $683,042)                           692,275
                                                                                             -----------
              ASSET-BACKED SECURITIES (10.4%)

              FINANCIALS (10.4%)
              -----------------
              ASSET-BACKED FINANCING (10.4%)
     4,196    Access Group, Inc.                                0.49 (c)    4/25/2029              4,163
     1,779    ACS Pass-Through Trust (b)                        0.46 (c)    6/14/2037              1,739
     9,608    American Express Credit Account Master Trust
                 (b)                                            1.29        3/15/2018              9,627
     2,465    AmeriCredit Automobile Receivables Trust          3.34        4/08/2016              2,476
     5,000    AmeriCredit Automobile Receivables Trust          4.00        5/08/2017              5,092
     2,735    AmeriCredit Automobile Receivables Trust          1.31       11/08/2017              2,746
     7,500    AmeriCredit Automobile Receivables Trust          1.93        8/08/2018              7,568
     6,000    AmeriCredit Automobile Receivables Trust          2.09        2/08/2019              6,019
     8,022    ARL First, LLC (b)                                1.90 (c)   12/15/2042              8,142
     5,000    Avis Budget Rental Car Funding, LLC (b)           4.64        5/20/2016              5,070
     3,000    Avis Budget Rental Car Funding, LLC (b)           6.74        5/20/2016              3,056
     8,100    Avis Budget Rental Car Funding, LLC (b)           3.68       11/20/2017              8,328
    12,000    Avis Budget Rental Car Funding, LLC (b)           2.62        9/20/2019             11,991
     4,200    California Republic Auto Receivables Trust        2.30       12/16/2019              4,192
     1,786    CenterPoint Energy Transition Bond Co. III, LLC   4.19        2/01/2020              1,847
     1,124    Centre Point Funding, LLC (b)                     5.43        7/20/2016              1,139
     1,274    CIT Equipment Collateral (b)                      1.69        8/22/2016              1,276
     6,000    CNH Equipment Trust                               1.27       11/16/2020              5,972

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE      MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$    2,861    College Loan Corp. Trust                          0.72% (c)   1/15/2037        $     2,576
     6,173    Collegiate Funding Services Education Loan
                 Trust                                          0.55 (c)    3/28/2035              5,576
     3,000    Credit Acceptance Auto Loan Trust (b)             3.12        3/16/2020              3,023
     3,000    Credit Acceptance Auto Loan Trust (b)             2.21        9/15/2020              3,028
     3,600    Credit Acceptance Auto Loan Trust (b)             1.83        4/15/2021              3,616
    13,000    Credit Acceptance Auto Loan Trust (b)             1.55       10/15/2021             13,017
     4,000    Credit Acceptance Auto Loan Trust (b)             2.29        4/15/2022              4,016
     5,000    Credit Acceptance Auto Loan Trust (b)             2.67        9/15/2022              5,005
     5,791    Element Rail Leasing I, LLC (b)                   2.30        4/19/2044              5,790
     7,940    Enterprise Fleet Financing, LLC (b)               2.10        5/20/2017              7,947
    21,000    Enterprise Fleet Financing, LLC (b)               1.41       11/20/2017             21,066
     3,127    Exeter Automobile Receivables Trust (b)           1.29        5/15/2018              3,132
     7,000    Exeter Automobile Receivables Trust (b)           3.09        7/16/2018              7,100
     1,622    Exeter Automobile Receivables Trust (b)           1.06        8/15/2018              1,621
     1,000    Exeter Automobile Receivables Trust (b)           2.42        1/15/2019              1,001
     3,300    First Investors Auto Owner Trust (b)              2.90       11/15/2017              3,318
    10,000    First Investors Auto Owner Trust (b)              0.86        8/15/2018             10,005
     8,750    First Investors Auto Owner Trust (b)              3.04        8/15/2018              8,940
     5,000    First Investors Auto Owner Trust (b)              1.49        6/15/2020              5,009
     7,825    Ford Credit Auto Owner Trust                      2.38        7/15/2016              7,903
     7,000    Fosse Master Issuer plc (b)                       2.18 (c)   10/18/2054              7,092
     5,000    GE Capital Credit Card Master Note Trust (b)      5.39       11/15/2017              5,009
     5,100    GE Capital Credit Card Master Note Trust          3.69        3/15/2018              5,161
    10,000    GE Capital Credit Card Master Note Trust          1.51        6/15/2018             10,071
     6,132    GE Dealer Floorplan Master Note Trust             1.06 (c)    6/20/2017              6,133
     7,000    GE Equipment Midticket, LLC                       0.64        4/24/2017              7,006
     4,180    GE Equipment Transportation, LLC                  0.90        3/24/2021              4,186
     1,000    GE Equipment Transportation, LLC                  1.48        8/23/2022              1,002
     6,959    Gracechurch Mortgage Financing plc (b)            1.78 (c)   11/20/2056              6,988
    10,000    Hertz Vehicle Financing, LLC (b)                  1.86        8/25/2017             10,041
     2,348    Holmes Master Issuer plc (b)                      1.78 (c)   10/15/2054              2,355
     4,363    Iowa Student Loan Liquidity Corp.                 0.58 (c)    9/25/2037              3,975
       839    MMAF Equipment Finance, LLC (b)                   3.51        1/15/2030                852
       307    Motor plc (b)                                     1.29        2/25/2020                307
     9,559    Prestige Auto Receivables Trust (b)               0.97        3/15/2018              9,565
     5,000    Prestige Auto Receivables Trust (b)               1.52        4/15/2020              5,003
     6,000    Prestige Auto Receivables Trust "B" (b)           1.74        5/15/2019              6,026
    13,067    Rental Car Finance Corp. (b)                      4.38        2/25/2016             13,152
     1,213    Santander Drive Auto Receivables Trust            3.09        5/15/2017              1,223
     3,025    Santander Drive Auto Receivables Trust            1.95        3/15/2019              3,065
     8,000    Santander Drive Auto Receivables Trust            1.45        5/15/2019              8,009
     4,500    Santander Drive Auto Receivables Trust            2.73       10/15/2019              4,550
     5,000    SBA Tower Trust (b)                               2.90       10/15/2044              5,025
     5,577    SLC Student Loan Trust                            0.53 (c)    7/15/2036              5,374
     8,000    SLC Student Loan Trust                            0.68 (c)    7/15/2036              7,166
     2,500    SLM Student Loan Trust                            0.59 (c)   12/15/2023              2,465
     6,278    SLM Student Loan Trust                            0.61 (c)    1/27/2025              6,088
     1,250    SLM Student Loan Trust                            0.43 (c)   10/27/2025              1,148
     1,241    SLM Student Loan Trust                            0.78 (c)   10/25/2038              1,140
     6,399    Trinity Rail Leasing, LP (b)                      2.27        1/15/2043              6,233
     9,614    Trip Rail Master Funding, LLC (b)                 2.86        4/15/2044              9,570
     5,500    Wheels SPV, LLC (b)                               1.53        3/20/2021              5,542
     5,000    Wheels SPV, LLC (b)                               2.30        3/20/2021              5,064
     3,208    World Omni Auto Receivables Trust                 1.91        4/15/2016              3,213
                                                                                             -----------
                                                                                                 391,931
                                                                                             -----------
              Total Financials                                                                   391,931
                                                                                             -----------
              Total Asset-Backed Securities (cost: $389,406)                                     391,931
                                                                                             -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
     4,609    Sequoia Mortgage Trust (b) (cost: $4,681)         3.00 (c)    5/25/2043              4,526
                                                                                             -----------

================================================================================

11  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE      MATURITY                (000)
--------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (12.1%)

              FINANCIALS (12.1%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (10.9%)
$    2,610    Banc of America Commercial Mortgage, Inc.         5.28%      11/10/2042        $     2,637
       615    Banc of America Commercial Mortgage, Inc.         4.62        7/10/2043                620
     3,830    Banc of America Commercial Mortgage, Inc.         4.73        7/10/2043              3,891
     2,225    Banc of America Commercial Mortgage, Inc.         5.09        7/10/2043              2,264
     3,300    Banc of America Commercial Mortgage, Inc.         4.93        7/10/2045              3,364
     3,000    Banc of America Commercial Mortgage, Inc.         5.19        7/10/2045              3,009
    14,302    Banc of America Commercial Mortgage, Inc.         5.12       10/10/2045             14,602
     5,000    Banc of America Commercial Mortgage, Inc.         5.36       10/10/2045              5,286
     9,312    Banc of America Commercial Mortgage, Inc.         5.63        7/10/2046              9,844
     4,880    Banc of America Commercial Mortgage, Inc.         5.18        9/10/2047              5,010
     2,265    Banc of America Commercial Mortgage, Inc.         5.32        9/10/2047              2,267
     4,099    Banc of America Commercial Mortgage, Inc.(b)      5.46        9/10/2047              4,215
    10,000    Banc of America Commercial Mortgage, Inc.         6.29        2/10/2051             11,129
       519    Bear Stearns Commercial Mortgage Securities,
                 Inc.                                           5.17       12/11/2038                532
     2,963    Chase Commercial Mortgage Securities Corp.
                 (b)                                            6.56        5/18/2030              3,080
     5,868    Citigroup Commercial Mortgage Trust               1.39        7/10/2047              5,861
     3,135    Citigroup Commercial Mortgage Trust               5.78        3/15/2049              3,305
       628    Citigroup Commercial Mortgage Trust               6.13       12/10/2049                639
    15,000    Citigroup Deutsche Bank Commercial Mortgage
                 Trust                                          5.23        7/15/2044             15,487
     4,300    Commercial Mortgage Trust (b)                     1.75        2/13/2032              4,317
     5,000    Commercial Mortgage Trust                         4.98        5/10/2043              5,049
     2,844    Commercial Mortgage Trust                         5.12        6/10/2044              2,892
     2,822    Credit Suisse Commercial Mortgage Trust           5.81        6/15/2038              2,972
     4,092    Credit Suisse Commercial Mortgage Trust           5.38        2/15/2040              4,377
     2,594    Credit Suisse First Boston Mortgage Securities
                 Corp.                                          4.69        4/15/2037              2,597
     6,145    Credit Suisse First Boston Mortgage Securities
                 Corp.                                          5.10        8/15/2038              6,254
     7,000    Credit Suisse First Boston Mortgage Securities
                 Corp.                                          5.10        8/15/2038              7,197
       741    Credit Suisse Mortgage Capital (b)                5.59        4/12/2049                741
    10,000    DB-UBS Mortgage Trust                             3.64        8/10/2044             10,390
     6,731    DB-UBS Mortgage Trust (b)                         3.74       11/10/2046              6,938
     3,619    GE Capital Commercial Mortgage Corp.              5.31       11/10/2045              3,627
     5,750    GMAC Commercial Mortgage Securities, Inc.         4.75        5/10/2043              5,818
     4,200    Greenwich Capital Commercial Funding Corp.        5.22        4/10/2037              4,293
     8,090    Greenwich Capital Commercial Funding Corp.        5.82        7/10/2038              8,624
       220    Greenwich Capital Commercial Funding Corp.        4.80        8/10/2042                220
     7,570    GS Mortgage Securities Corp. II                   5.55        4/10/2038              7,860
     8,780    GS Mortgage Securities Corp. II                   4.75        7/10/2039              8,838
     4,500    GS Mortgage Securities Corp. II                   4.78        7/10/2039              4,546
     5,000    GS Mortgage Securities Corp. II                   2.54        1/10/2045              5,122
    10,000    GS Mortgage Securities Corp. II                   2.32        5/10/2045             10,193
     8,980    GS Mortgage Securities Trust                      5.55        4/10/2038              9,396
     9,077    GS Mortgage Securities Trust                      1.21        7/10/2046              9,105
     1,845    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.12        7/15/2041              1,858
     2,379    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               4.92        1/15/2042              2,404
        91    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               4.68        7/15/2042                 91
       105    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               4.70        7/15/2042                105
     3,205    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.00        8/15/2042              3,284

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE      MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$    2,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.00%      10/15/2042        $     2,056
     3,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.04       10/15/2042              3,055
     2,130    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.24        1/12/2043              2,199
    13,151    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.28        1/12/2043             13,615
       787    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.49        4/15/2043                794
     1,512    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.79        6/12/2043              1,543
     1,719    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.81        6/12/2043              1,819
     1,684    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.45       12/12/2043              1,681
     2,368    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.27       12/15/2044              2,372
       388    J.P  Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.86        4/15/2045                395
       965    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.52        5/12/2045                991
       812    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.37        5/15/2045                829
     1,650    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (b)                           4.11        7/15/2046              1,773
    11,653    LB Commercial Mortgage Trust                      5.90        7/15/2044             12,809
    12,273    LB-UBS Commercial Mortgage Trust                  4.74        7/15/2030             12,393
     3,945    LB-UBS Commercial Mortgage Trust                  4.95        9/15/2030              4,004
     9,090    LB-UBS Commercial Mortgage Trust                  5.20       11/15/2030              9,246
     5,730    LB-UBS Commercial Mortgage Trust                  5.16        2/15/2031              5,919
     5,000    LB-UBS Commercial Mortgage Trust                  5.35       11/15/2038              5,378
     4,000    LB-UBS Commercial Mortgage Trust                  5.41        9/15/2039              4,291
       862    LB-UBS Commercial Mortgage Trust                  4.86       12/15/2039                864
     3,939    LB-UBS Commercial Mortgage Trust                  5.42        2/15/2040              4,251
     6,000    LB-UBS Commercial Mortgage Trust                  5.46        2/15/2040              6,458
     2,000    Merrill Lynch Mortgage Trust                      5.14        7/12/2038              2,053
     1,518    Merrill Lynch Mortgage Trust                      5.67        5/12/2039              1,523
     7,500    Merrill Lynch Mortgage Trust                      4.92       10/12/2041              7,496
     5,541    Merrill Lynch Mortgage Trust                      4.75        6/12/2043              5,594
        41    Merrill Lynch-Countrywide Commercial
                 Mortgage Trust                                 5.85        8/12/2049                 41
     6,975    Morgan Stanley Capital I, Inc.                    5.57       12/15/2044              7,506
     4,725    Morgan Stanley Capital I, Inc.                    4.89        6/12/2047              4,798
     1,389    Morgan Stanley Capital I, Inc. (b)                2.60        9/15/2047              1,405
     2,565    Morgan Stanley Capital I, Inc.                    5.59        4/12/2049              2,595
     5,000    Morgan Stanley Capital I, Inc.                    5.27       10/12/2052              5,202
     4,767    Morgan Stanley Dean Witter Capital I, Inc. (b)    5.25       12/17/2043              4,829
    11,702    Motel 6 Trust (b)                                 1.50       10/05/2025             11,693
       460    Wachovia Bank Commercial Mortgage Trust           4.94        4/15/2042                462
     4,511    Wachovia Bank Commercial Mortgage Trust           5.12        7/15/2042              4,587
     2,533    Wachovia Bank Commercial Mortgage Trust           5.24       10/15/2044              2,598
       278    Wachovia Bank Commercial Mortgage Trust           5.94        6/15/2045                281
       933    Wachovia Bank Commercial Mortgage Trust           5.57       10/15/2048                996
     4,881    Wachovia Bank Commercial Mortgage Trust           5.31       11/15/2048              5,218
     5,000    Wachovia Bank Commercial Mortgage Trust           5.72        6/15/2049              5,424
       935    WF-RBS Commercial Mortgage Trust (b)              3.24        3/15/2044                962
                                                                                             -----------
                                                                                                 410,148
                                                                                             -----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.2%)
    74,897    Commercial Mortgage Trust, acquired
                 8/09/2012-8/27/2012; cost $9,622(h)            1.91        8/15/2045              7,636
    73,028    Commercial Mortgage Trust, acquired
                 11/06/2012; cost $9,789(h)                     1.98       10/15/2045              7,819

================================================================================

13  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                            RATE      MATURITY               (000)
--------------------------------------------------------------------------------------------------------
$   39,463    GS Mortgage Securities Corp. II, acquired
                 5/18/2012; cost $6,029(h)                      2.57%       5/10/2045        $     4,575
    31,604    GS Mortgage Securities Trust, acquired
                 11/16/2012; cost $4,875(h)                     2.37       11/10/2045              3,840
    34,729    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp., acquired 9/28/2012; cost
                 $4,741(h)                                      2.13       10/15/2045              3,597
    37,401    Morgan Stanley-BAML Trust, acquired
                 10/05/2012; cost $4,859(b),(h)                 2.14       11/15/2045              3,657
    63,217    UBS Commercial Mortgage Trust, acquired
                 5/01/2012; cost $9,570(b),(h)                  2.29        5/10/2045              7,669
    33,901    UBS-Barclays Commercial Mortgage Trust,
                 acquired 9/14/2012; cost $4,831(b),(h)         2.14        8/10/2049              3,866
    34,945    WF Commercial Mortgage Trust, acquired
                 9/21/2012; cost $4,848(b),(h)                  2.11       10/15/2045              3,809
                                                                                             -----------
                                                                                                  46,468
                                                                                             -----------
              Total Financials                                                                   456,616
                                                                                             -----------
              Total Commercial Mortgage Securities (cost: $448,387)                              456,616
                                                                                             -----------
              U.S. GOVERNMENT AGENCY ISSUES (3.7%)(i)

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
    9,637     Fannie Mae (+)                                    1.25        9/25/2027              9,180
                                                                                             -----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.2%)
    52,909    Fannie Mae (+)                                    4.04       12/25/2017              5,337
   106,178    Fannie Mae (+)                                    2.19       12/25/2019              7,318
    85,209    Fannie Mae (+)                                    0.80        5/25/2022              3,908
    85,684    Fannie Mae (+)                                    0.65        8/25/2022              3,273
    36,701    Freddie Mac (+)                                   1.72        4/25/2017              1,202
    63,613    Freddie Mac (+)                                   3.08        1/25/2019              6,629
    39,370    Freddie Mac (+)                                   1.78        5/25/2019              2,691
   104,577    Freddie Mac (+)                                   1.71        7/25/2019              6,981
    61,043    Freddie Mac (+)                                   1.39       11/25/2019              3,472
    73,722    Freddie Mac (+)                                   1.31        8/25/2022              5,925
                                                                                             -----------
                                                                                                  46,736
                                                                                             -----------

              MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.1%)
     7,218    Fannie Mae (+)                                    2.50        4/01/2027              7,367
    20,721    Fannie Mae (+)                                    2.50        5/01/2027             21,150
    13,260    Fannie Mae (+)                                    2.50        8/01/2027             13,534
     9,917    Fannie Mae (+)                                    2.50        8/01/2027             10,123
       435    Fannie Mae (+)                                    4.50        5/01/2023                469
       298    Fannie Mae (+)                                    4.50        2/01/2024                321
       205    Fannie Mae (+)                                    5.00       12/01/2021                220
       572    Fannie Mae (+)                                    5.00        6/01/2023                619
       374    Fannie Mae (+)                                    5.00        9/01/2023                404
       631    Fannie Mae (+)                                    5.00        2/01/2024                667
       488    Fannie Mae (+)                                    5.50       12/01/2020                524
       597    Fannie Mae (+)                                    5.50        2/01/2023                652
     1,554    Fannie Mae (+)                                    5.50        6/01/2023              1,713
       398    Fannie Mae (+)                                    5.50        9/01/2023                434
     1,488    Fannie Mae (+)                                    5.50        6/01/2024              1,639
       727    Fannie Mae (+)                                    6.00       10/01/2022                789
     1,428    Fannie Mae (+)                                    6.00        1/01/2023              1,583
       853    Fannie Mae (+)                                    6.00        1/01/2023                944
       806    Fannie Mae (+)                                    6.00        7/01/2023                897
     3,909    Freddie Mac (+)                                   1.56       10/25/2018              3,949
     8,108    Freddie Mac (+)                                   1.78       10/25/2020              8,167
     1,437    Freddie Mac (+)                                   2.23 (c)    4/01/2035              1,505
       425    Freddie Mac (+)                                   5.00        5/01/2020                452

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                            RATE      MATURITY               (000)
--------------------------------------------------------------------------------------------------------
$      495    Freddie Mac (+)                                   5.00%       9/01/2020        $       527
       131    Freddie Mac (+)                                   5.50       11/01/2018                139
       752    Freddie Mac (+)                                   5.50        4/01/2021                820
                                                                                             -----------
                                                                                                  79,608
                                                                                             -----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
     3,000    Private Export Funding Corp. (NBGA)               1.38        2/15/2017              3,037
                                                                                             -----------
              Total U.S. Government Agency Issues (cost: $135,679)                               138,561
                                                                                             -----------
              U.S. TREASURY SECURITIES (0.3%)

              NOTES (0.3%)
    10,000    .25%, 5/15/2016 (j) (cost: $9,976)                0.25        5/15/2016              9,987
                                                                                             -----------
              MUNICIPAL BONDS (7.4%)

              AGRICULTURAL PRODUCTS (0.2%)
     8,000    Washington County                                 1.38        9/01/2030(k)           8,052
                                                                                             -----------
              AIRPORT/PORT (0.2%)
     1,250    Chicago Midway Airport                            1.32        1/01/2016              1,262
     2,000    Chicago Midway Airport                            1.80        1/01/2017              2,047
       415    Cleveland (INS)                                   5.24        1/01/2017                431
     2,000    Dallas-Fort Worth International Airport Facilities
                 Improvement Corp.                              1.93       11/01/2014              2,000
     3,000    Houston Airport System                            5.00        7/01/2015              3,097
                                                                                             -----------
                                                                                                   8,837
                                                                                             -----------

              APPROPRIATED DEBT (0.3%)
     2,000    Commonwealth Finance Auth.                        4.18        6/01/2015              2,044
     1,500    Jacksonville                                      1.16       10/01/2016              1,521
     2,500    Jacksonville                                      1.41       10/01/2017              2,521
     4,000    Jacksonville                                      1.70       10/01/2018              4,028
                                                                                             -----------
                                                                                                  10,114
                                                                                             -----------

              COMMUNITY SERVICE (0.1%)
     1,250    Art Institute of Chicago                          1.34        3/01/2015              1,251
     1,650    Art Institute of Chicago                          2.48        3/01/2019              1,611
                                                                                             -----------
                                                                                                   2,862
                                                                                             -----------
              EDUCATION (0.3%)
    10,000    New Jersey EDA                                    2.42        6/15/2018             10,111
     1,000    State Public School Building Auth.                1.97       12/01/2017              1,017
     2,640    State Public School Building Auth.                2.41       12/01/2018              2,708
                                                                                             -----------
              Total Education                                                                     13,836
                                                                                             -----------
              ELECTRIC UTILITIES (1.7%)
    16,530    Appling County Dev. Auth                          2.40        1/01/2038(k)          16,641
     5,000    Beaver County IDA                                 4.75        8/01/2033(k)           5,471
    13,310    Beaver County IDA                                 2.50       12/01/2041(k)          13,561
     2,000    Burke County Dev. Auth.                           1.38       10/01/2032(k)           2,013
     5,000    Burke County Dev. Auth.                           1.25        1/01/2052(k)           5,021
    10,000    Missouri Environmental Improvement and
                  Energy Resources Auth.                        2.88        5/01/2038(k)          10,382
     3,000    Ohio Water Dev. Auth.                             3.38        7/01/2033(k)           3,041
     3,000    Pennsylvania Economic Dev. Financing Auth.        3.00       12/01/2038(k)           3,041

================================================================================

15  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE      MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$    5,000    West Virginia EDA                                 2.25%       1/01/2041(k)     $     5,069
                                                                                             -----------
                                                                                                  64,240
                                                                                             -----------
              ELECTRIC/GAS UTILITIES (0.1%)
     2,720    Piedmont Municipal Power Agency                   4.34        1/01/2017              2,827
                                                                                             -----------

              ENVIRONMENTAL & FACILITIES SERVICES (2.3%)
     3,300    Amelia County IDA                                 0.63        4/01/2027(k)           3,304
     3,000    Bucks County IDA                                  1.38       12/01/2022(k)           3,029
    32,000    California Pollution Control Financing Auth. (b)  0.40        8/01/2023(k)          32,000
     6,000    Indiana Finance Auth.                             0.40 (c)    5/01/2034(k)           6,000
     5,000    Indiana Finance Auth.                             0.40 (c)   12/01/2037(k)           5,000
     1,500    Massachusetts Dev. Finance Agency                 2.13       12/01/2029(k)           1,522
     5,000    Miami-Dade County                                 1.75        9/01/2027(k)           5,000
       800    Mississippi Business Finance Corp.                1.38        3/01/2027(k)             802
     2,000    New York Environmental Facilities Corp.           0.37        5/01/2030(k)           2,000
    25,000    Pennsylvania Economic Dev. Financing Auth.        0.37        8/01/2045(k)          25,000
     2,000    South Carolina Jobs EDA                           1.88       11/01/2016              2,050
     1,920    Yavapai County IDA                                0.63        3/01/2028(k)           1,920
                                                                                             -----------
                                                                                                  87,627
                                                                                             -----------
              GENERAL OBLIGATION (0.6%)
     2,430    Chippewa Valley Schools                           3.65        5/01/2015              2,458
     9,615    City & County of Honolulu                         1.26       11/01/2017              9,563
     3,700    City of West Haven                                1.69        3/15/2016              3,708
     3,000    City of West Haven                                2.70        3/15/2018              3,000
     1,750    Port of Seattle                                   2.25       12/01/2014              1,753
     3,000    San Bernardino                                    2.14        8/01/2018              3,025
                                                                                             -----------
                                                                                                  23,507
                                                                                             -----------

              HOTELS, RESORTS & CRUISE LINES (0.0%)
     1,685    Long Beach                                        3.75       11/01/2015              1,683
                                                                                             -----------
              MULTIFAMILY HOUSING (0.0%)
      630     Michigan State Housing Dev. Auth.                 3.30        4/01/2015                636
                                                                                             -----------
              MUNICIPAL FINANCE (0.1%)
     1,943    Kentucky Asset                                    3.17        4/01/2018              2,019
                                                                                             -----------

              NURSING/CCRC (0.0%)
      480     Waco Health Facilities Dev. Corp. (INS)(ETM)      5.27        2/01/2016                490
                                                                                             -----------
              SALES TAX (0.1%)
     1,500    Arizona School Facilities Board                   1.47        9/01/2017              1,513
     3,000    Arizona School Facilities Board                   2.08        9/01/2018              3,057
                                                                                             -----------
                                                                                                   4,570
                                                                                             -----------
              SEMICONDUCTORS (0.1%)
     1,600    Sandoval County                                   0.88        6/01/2016              1,597
     1,000    Sandoval County                                   1.95        6/01/2018              1,012
                                                                                             -----------
                                                                                                   2,609
                                                                                             -----------
              SPECIAL ASSESSMENT/TAX/FEE (1.3%)
     4,140    Channahon                                         4.00        1/01/2020              4,246
       245    City and County of San Francisco
                 Redevelopment Financing Auth. (INS)            5.62        8/01/2016                254
    12,500    JobsOhio Beverage System                          1.12        1/01/2016             12,577
    10,000    JobsOhio Beverage System                          1.57        1/01/2017             10,134

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                          COUPON                              VALUE
(000)         SECURITY                                            RATE      MATURITY                (000)
---------------------------------------------------------------------------------------------------------
$    5,000    New Jersey Transportation Trust Fund Auth.        1.76%      12/15/2018        $     4,910
     5,705    New York City Transitional Finance Auth.          3.06        5/01/2015              5,785
    10,000    New York MTA (ETM)                                1.47        7/01/2018             10,059
                                                                                             -----------
                                                                                                  47,965
                                                                                             -----------
              Total Municipal Bonds (cost: $278,879)                                             281,874
                                                                                             -----------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.1%)

              FINANCIALS (0.1%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   200,000    Citigroup Capital XIII, 7.88%(cost: $5,470)                                          5,331
                                                                                             -----------

PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (9.2%)

              COMMERCIAL PAPER (5.5%)

              CONSUMER DISCRETIONARY (0.8%)
              -----------------------------
              AUTOMOTIVE RETAIL (0.5%)
$   20,000    Autozone, Inc. (b),(l)                            0.26%      11/25/2014             19,997
                                                                                             -----------
              CABLE & SATELLITE (0.3%)
    11,077    Cox Enterprises, Inc. (b),(l)                     0.28       11/04/2014             11,077
                                                                                             -----------
              Total Consumer Discretionary                                                        31,074
                                                                                             -----------
              ENERGY (1.6%)
              -------------
              OIL & GAS DRILLING (0.3%)
    11,190    Nabors Industries, Inc. (b),(l)                   0.31       11/18/2014             11,188
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     8,007    Canadian Natural Resources Ltd. (b),(l)           0.30       11/26/2014              8,005
    23,016    Talisman Energy, Inc. (b),(l)                     0.55       11/07/2014             23,015
                                                                                             -----------
                                                                                                  31,020
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    16,313    Spectra Energy Partners (b),(l)                   0.30       11/17/2014             16,311
                                                                                             -----------
              Total Energy                                                                        58,519
                                                                                             -----------
              INDUSTRIALS (0.9%)
              ------------------
              INDUSTRIAL MACHINERY (0.5%)
     2,000    Pentair Finance S.A. (b),(l)                      0.30       11/05/2014              2,000
    12,272    Pentair Finance S.A. (b),(l)                      0.32       11/14/2014             12,271
     6,079    Pentair Finance S.A. (b),(l)                      0.32       11/17/2014              6,078
                                                                                             -----------
                                                                                                  20,349
                                                                                             -----------
              RESEARCH & CONSULTING SERVICES (0.4%)
    14,613    Experian Finance plc (b),(l)                      0.29       11/21/2014             14,611
                                                                                             -----------
              Total Industrials                                                                   34,960
                                                                                             -----------

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                            RATE      MATURITY               (000)
--------------------------------------------------------------------------------------------------------
              MATERIALS (1.7%)
              ----------------
              DIVERSIFIED CHEMICALS (1.0%)
$   10,000    FMC Corp. (b),(l)                                 0.28%      11/05/2014        $    10,000
    14,654    FMC Corp. (b),(l)                                 0.28       11/10/2014             14,653
    12,551    FMC Corp. (b),(l)                                 0.28       11/12/2014             12,550
                                                                                             -----------
                                                                                                  37,203
                                                                                             -----------
              SPECIALTY CHEMICALS (0.7%)
    17,220    Agrium US, Inc. (l)                               0.30       11/06/2014             17,220
    10,320    Albemarle Corp. (b),(l)                           0.27       11/13/2014             10,319
                                                                                             -----------
                                                                                                  27,539
                                                                                             -----------
              Total Materials                                                                     64,742
                                                                                             -----------
              UTILITIES (0.5%)
              ----------------
              MULTI-UTILITIES (0.5%)
    19,140    Oge Energy Corp. (b),(l)                          0.29       11/24/2014             19,137
                                                                                             -----------
              Total Commercial Paper                                                             208,432
                                                                                             -----------
              VARIABLE-RATE DEMAND NOTES (3.2%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              GENERAL MERCHANDISE STORES (0.1%)
     6,165    Marion EDA (LOC - Key Bank, N.A.)                 0.25        2/01/2035              6,165
                                                                                             -----------
              ENERGY (0.1%)
              -------------
              OIL & GAS REFINING & MARKETING (0.1%)
     2,300    Port of Port Arthur Navigation District           0.16       11/01/2040              2,300
                                                                                             -----------
              FINANCIALS (0.5%)
              -----------------
              REAL ESTATE OPERATING COMPANIES (0.5%)
    13,315    New York City Housing Dev. Corp. (LOC - RBS
                 Citizens, N.A.)                                0.25        3/01/2048             13,315
     4,970    Orange County Housing Finance Auth. (LOC -
                 Compass Bank)                                  1.50        1/15/2040              4,970
                                                                                             -----------
                                                                                                  18,285
                                                                                             -----------
              Total Financials                                                                    18,285
                                                                                             -----------
              INDUSTRIALS (0.1%)
              ------------------
              AIRPORT SERVICES (0.1%)
     2,570    Metropolitan Nashville Airport Auth. (LOC -
                 Regions Bank)                                  2.12        4/01/2030              2,570
                                                                                             -----------
              MATERIALS (0.8%)
              ----------------
              STEEL (0.8%)
    12,000    Berkeley County                                   0.19        3/01/2029             12,000
    16,000    Blytheville                                       0.24        6/01/2028             16,000
     2,500    St. James Parish                                  0.21       11/01/2040              2,500
                                                                                             -----------
                                                                                                  30,500
                                                                                             -----------
              Total Materials                                                                     30,500
                                                                                             -----------
              MUNICIPAL BONDS (0.8%)
              ----------------------
              APPROPRIATED DEBT (0.3%)
    12,000    Sports & Exhibition Auth. of Pittsburgh &
                 Allegheny County (INS) (LIQ)                   0.40       11/01/2039             12,000
                                                                                             -----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE      MATURITY                (000)
--------------------------------------------------------------------------------------------------------
              HOSPITAL (0.1%)
$    4,925    Washington Health Care Facilities Auth. (INS)
                 (LIQ)                                          0.23%      12/01/2036        $     4,925
                                                                                             -----------
              MULTIFAMILY HOUSING (0.2%)
     7,505    Florida Housing Finance Corp. (LOC - SunTrust
                 Bank)                                          0.26        6/01/2034              7,505
                                                                                             -----------
              SALES TAX (0.2%)
     5,600    Arista Metropolitan District, Series 2006 B (LOC
                 Compass Bank)                                  0.75       12/01/2030              5,600
                                                                                             -----------
              Total Municipal Bonds                                                               30,030
                                                                                             -----------
              UTILITIES (0.8%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
    15,550    Indiana Dev. Finance Auth.                        0.26       12/01/2038             15,550
    15,200    Indiana Dev. Finance Auth.                        0.35       12/01/2038             15,200
                                                                                             -----------
                                                                                                  30,750
                                                                                             -----------
              Total Utilities                                                                     30,750
                                                                                             -----------
              Total Variable-Rate Demand Notes                                                   120,600
                                                                                             -----------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.5%)
17,000,795    State Street Institutional Liquid Reserves Fund Premier Class, 0.08% (m)            17,001
                                                                                             -----------
              Total Money Market Instruments (cost: $346,029)                                    346,033
                                                                                             -----------

              TOTAL INVESTMENTS (COST: $3,744,173)                                           $ 3,790,359
                                                                                             -----------
 NUMBER OF                                                                                  UNREALIZED
 CONTRACTS                                                 EXPIRATION       CONTRACT      (DEPRECIATION)
LONG/(SHORT) SECURITY                                          DATE        VALUE (000)         (000)
--------------------------------------------------------------------------------------------------------
              FUTURES (1.5%)
     (475)    5yr U.S. Treasury Note Futures                 12/31/2014       (56,729)             (415)
                                                                          ------------       -----------
              TOTAL FUTURES                                               $   (56,729)       $     (415)
                                                                          ============       ===========

================================================================================

19  | USAA Short-Term Bond Fund

================================================================================

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                              (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                            QUOTED PRICES        OTHER          SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                               MARKETS         OBSERVABLE        INPUTS
                                             FOR IDENTICAL      INPUTS
ASSETS                                         ASSETS                                              TOTAL
--------------------------------------------------------------------------------------------------------
Bonds:
 Corporate Obligations                     $          --   $     1,463,225   $          --  $  1,463,225
 Eurodollar and Yankee Obligations                    --           692,275              --       692,275
 Asset-Backed Securities                              --           391,931              --       391,931
 Collateralized Mortgage Obligations                  --             4,526              --         4,526
 Commercial Mortgage Securities                       --           456,616              --       456,616
 U.S. Government Agency Issues                        --           138,561              --       138,561
 U.S. Treasury Securities                          9,987                --              --         9,987
 Municipal Bonds                                      --           281,874              --       281,874
Equity Securities:
 Preferred Stocks                                     --             5,331              --         5,331
Money Market Instruments:
 Commercial Paper                                     --           208,432              --       208,432
 Variable-Rate Demand Notes                           --           120,600              --       120,600
 Money Market Funds                               17,001                --              --        17,001
--------------------------------------------------------------------------------------------------------
Total                                      $      26,988   $     3,763,371   $          --  $  3,790,359
--------------------------------------------------------------------------------------------------------

                                              (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES        OTHER          SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                               MARKETS         OBSERVABLE        INPUTS
                                             FOR IDENTICAL      INPUTS
LIABILITIES                                   LIABILITIES                                          TOTAL
--------------------------------------------------------------------------------------------------------
Futures(1)                                 $         (415) $              -- $              -- $   (415)
--------------------------------------------------------------------------------------------------------
Total                                      $         (415) $              -- $              -- $   (415)
--------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                     COMMERCIAL MORTGAGE
                                                                                              SECURITIES
--------------------------------------------------------------------------------------------------------
 Balance as of July 31, 2014                                                                   $   6,000
 Purchases                                                                                             -
 Sales                                                                                                 -
 Transfers into Level 3                                                                                -
 Transfers out of Level 3                                                                         (6,000)
 Net realized gain (loss) on investments                                                               -
 Change in net unrealized appreciation/depreciation of                                                 -
 investments
--------------------------------------------------------------------------------------------------------
 Balance as of October 31, 2014                                                                $       -
--------------------------------------------------------------------------------------------------------


For the period of August 1, 2014, through October 31, 2014, commercial mortgage securities with a fair value of $6,000,000 were transferred from Level 3 to Level 2 as a result of this security being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

21  | USAA Short-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

5. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A3. Additionally, bonds, except U.S. Treasury securities, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than

================================================================================

23  | USAA Short-Term Bond Fund

================================================================================

the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at October 31, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case , the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $50,708,000 and $4,522,000, respectively, resulting in net unrealized appreciation of $46,186,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,780,388,000 at October 31, 2014, and, in total, may not equal 100%. Investments in foreign securities were 20.3% of net assets at October 31, 2014. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized Mortgage Obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA           Economic Development Authority
ETM           Escrowed to final maturity
IDA           Industrial Development Authority/Agency
REIT          Real estate investment trust

================================================================================

25  | USAA Short-Term Bond Fund

================================================================================

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: PNC Bank, N.A., or Key Bank, N.A.
(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp., or Assured Guaranty Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2014.
(d) At October 31, 2014, the aggregate market value of securities purchased on a delayed-delivery basis was $6,641,000.
(e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2014.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) At October 31, 2014, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2014, was $46,468,000, which represented 1.2% of the Fund's net assets.

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

(i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(j) Securities with a value of $559,000 are segregated as collateral for initial margin requirements on open futures contracts.
(k) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
     Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(m) Rate represents the money market fund annualized seven-day yield at October 31, 2014.
(n) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At October 31, 2014, the Fund held unfunded or partially unfunded loan commitments of $1,650,000, which included a $(17,000) unrealized loss.
(o) The Senior Loan will settle after October 31, 2014, at which time the interest rate will be determined.

================================================================================

27  | USAA Short-Term Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      12/16/2014
         ------------------------------